Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000018285 [Member] | Federal National Mortgage 4 246 07 16 25 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018285 [Member] | Federal National Mortgage 0 450 08 21 25 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018285 [Member] | Federal Farm Credit Banks 4 249 07 09 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018285 [Member] | Tennessee Valley Authority 4 215 07 09 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018285 [Member] | Freddie Mac Discount Notes 4 229 07 11 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018285 [Member] | Federal Farm Credit Banks 4 257 07 14 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018285 [Member] | U S Treasury Bills 4 248 07 31 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018285 [Member] | Federal Farm Credit Banks 4 265 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018285 [Member] | U S Treasury Bills 4 321 08 14 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018285 [Member] | U S Treasury Bills 4 413 08 19 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018286 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000018286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[1]
C000018286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[1]
C000018286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000018286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[1]
C000018286 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000018286 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000018286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
C000018286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000018286 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000018286 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018286 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018287 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000018287 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000018287 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018287 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018287 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018287 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018287 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018287 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018287 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018287 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000018287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
C000018287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[2]
C000018287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000018287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[2]
C000018287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
C000018287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[2]
C000018287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[2]
C000018287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000018287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000018287 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[2]
C000018288 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018288 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018288 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018288 [Member] | Insulet Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018288 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018288 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018288 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018288 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018288 [Member] | HEICO Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018288 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
C000018288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[3]
C000018288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000018288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[3]
C000018288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000018288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[3]
C000018288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[3]
C000018288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000018288 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000018289 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018289 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018289 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018289 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018289 [Member] | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | Ally Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000018289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[4]
C000018289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000018289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[4]
C000018289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[4]
C000018289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4]
C000018289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[4]
C000018289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000018289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[4]
C000018289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000018289 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000018290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000018290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000018290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018290 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018290 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018290 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018290 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018290 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018290 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018290 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[5]
C000018290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[5]
C000018290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000018290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[5]
C000018290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000018290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[5]
C000018290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[5]
C000018290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000018290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000018290 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000018291 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018291 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018291 [Member] | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018291 [Member] | US Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018291 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018291 [Member] | MSC Industrial Direct Co Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000018291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[6]
C000018291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[6]
C000018291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[6]
C000018291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000018291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[6]
C000018291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[6]
C000018291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000018291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[6]
C000018291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000018291 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000018292 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000018292 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000018292 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000018292 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018292 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018292 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018292 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018292 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018292 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018292 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018292 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7]
C000018292 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000018292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[7]
C000018292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[7]
C000018292 [Member] | Storage And Warehousing [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[7]
C000018292 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7]
C000018292 [Member] | Office Property [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000018292 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000018292 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[7]
C000018292 [Member] | Strip Centers [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[7]
C000018292 [Member] | Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
C000018292 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000018292 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000018292 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%	[7]
C000018293 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000018293 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[8]
C000018293 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%	[8]
C000018293 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[8]
C000018293 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[8]
C000018293 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000018293 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000018293 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018293 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018293 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000018293 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000018293 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000018293 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000018294 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9]
C000018294 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[9]
C000018294 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.80%	[9]
C000018294 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[9]
C000018294 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000018294 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.20%
C000018294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018294 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018294 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000018295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000018295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000018295 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018295 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000018295 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018295 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018295 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018295 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018295 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[10]
C000018295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[10]
C000018295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[10]
C000018295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[10]
C000018295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%	[10]
C000018295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000018295 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[10]
C000018296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018296 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018296 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018296 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018296 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018296 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018296 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018296 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018296 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018296 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000018296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[11]
C000018296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[11]
C000018296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000018296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[11]
C000018296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[11]
C000018296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[11]
C000018296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[11]
C000018296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000018296 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000018297 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018297 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018297 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018297 [Member] | U S Treasury Notes 4 000 02 28 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018297 [Member] | U S Treasury Notes 4 000 05 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018297 [Member] | U S Treasury Notes 3 875 04 30 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018297 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018297 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018297 [Member] | U S Treasury Notes 4 000 03 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018297 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[12]
C000018297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[12]
C000018297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[12]
C000018297 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000018297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[12]
C000018297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000018297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[12]
C000018297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[12]
C000018297 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[12]
C000018297 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[12],[13]
C000018297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[12]
C000018297 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[12]
C000018298 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018298 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018298 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018298 [Member] | Capcom Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018298 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018298 [Member] | Svenska Handelsbanken AB Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018298 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018298 [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018298 [Member] | Universal Music Group N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018298 [Member] | Chocoladefabriken Lindt And Spruengli AG Participation Certificates [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018298 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000018298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[14]
C000018298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[14]
C000018298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[14]
C000018298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[14]
C000018298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[14]
C000018298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[14]
C000018298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000018298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[14]
C000018298 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[14]
C000018298 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018298 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.60%
C000018298 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018298 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.20%
C000018298 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.10%
C000018298 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	8.90%
C000018298 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.40%
C000018298 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.50%
C000018298 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.80%
C000018299 [Member] | TXNM Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018299 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | Glacier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Renasant Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018299 [Member] | Independence Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018299 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000018299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[15]
C000018299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[15]
C000018299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[15]
C000018299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[15]
C000018299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[15]
C000018299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[15]
C000018299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[15]
C000018299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[15]
C000018299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[15]
C000018299 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[15]
C000018300 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018300 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018300 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018300 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018300 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018300 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | The Descartes Systems Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018300 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[16]
C000018300 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[16]
C000018300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[16]
C000018300 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000018300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[16]
C000018300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[16]
C000018300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[16]
C000018300 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[16]
C000018300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[16]
C000018300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000018300 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[16]
C000063367 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000063367 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063367 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063367 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063367 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063367 [Member] | Penn Series Large Growth Stock Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063367 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063367 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063367 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063367 [Member] | Penn Series Large Core Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000063367 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000063367 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063367 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063367 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063367 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063367 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000063368 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063368 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063368 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%
C000063368 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063368 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063368 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000063368 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000063368 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063368 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063368 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000063368 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063368 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063369 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000063369 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Blueprint Medicines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[17]
C000063369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[17]
C000063369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[17]
C000063369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[17]
C000063369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[17]
C000063369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[17]
C000063369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[17]
C000063369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[17]
C000063369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[17]
C000063369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17]
C000063369 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000063370 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | Toast Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063370 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000063370 [Member] | Loar Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | Shake Shack Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | Kinsale Capital Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[18]
C000063370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[18]
C000063370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[18]
C000063370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[18]
C000063370 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[18]
C000063370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[18]
C000063370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[18]
C000063370 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[18]
C000063370 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[18]
C000063371 [Member] | TXNM Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063371 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063371 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063371 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | The Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | RPM International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[19]
C000063371 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[19]
C000063371 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[19]
C000063371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[19]
C000063371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[19]
C000063371 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[19]
C000063371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[19]
C000063371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[19]
C000063371 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[19]
C000063371 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[19]
C000063371 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[19]
C000063372 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%
C000063372 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000063372 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%
C000063372 [Member] | Index 500 [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000063373 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063373 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063373 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000063373 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063373 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000063373 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000063373 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063373 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063373 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063373 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%
C000063373 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063373 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063374 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063374 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063374 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063374 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063374 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063374 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063374 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063374 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000063374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20]
C000063374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[20]
C000063374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[20]
C000063374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[20]
C000063374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[20]
C000063374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[20]
C000063374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[20]
C000063374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[20]
C000063374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[20]
C000063374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000063374 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[20]
C000063374 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000063374 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.70%
C000063374 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.30%
C000063374 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000063374 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063374 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063374 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000063374 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%
C000063374 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%
C000063375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000063375 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000063375 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063375 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063375 [Member] | Eurobank Ergasias Services and Holdings S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063375 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063375 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063375 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000063375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[21]
C000063375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[21]
C000063375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[21]
C000063375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[21]
C000063375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[21]
C000063375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[21]
C000063375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[21]
C000063375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21]
C000063375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[21]
C000063375 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[21]
C000063375 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063375 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	16.60%
C000063375 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063375 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.10%
C000063375 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.90%
C000063375 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000063375 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.90%
C000063375 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000063376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000063376 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063376 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000063376 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000063376 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063376 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063376 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[22]
C000063376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[22]
C000063376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[22]
C000063376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[22]
C000063376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[22]
C000063376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[22]
C000063376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[22]
C000063376 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[22]
C000063377 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063377 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063377 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063377 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063377 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063377 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063377 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063377 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000063377 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000063377 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[23]
C000063377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[23]
C000063377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[23]
C000063377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[23]
C000063377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[23]
C000063377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[23]
C000063377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[23]
C000063377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[23]
C000063377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[23]
C000063377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[23]
C000063377 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[23]
C000063378 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000063378 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063378 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063378 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
C000063378 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063378 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063378 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063378 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000063378 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063378 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063378 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000063378 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063378 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000063379 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063379 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000063379 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063379 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000063379 [Member] | Penn Series Large Growth Stock Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063379 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000063379 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000063379 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000063379 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063379 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063379 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063379 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%

[1]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[2]	Sector allocation is presented as a percentage of total investments before short-term investments.
[3]	Sector allocation is presented as a percentage of total investments before short-term investments.
[4]	Sector allocation is presented as a percentage of total investments before short-term investments.
[5]	Sector allocation is presented as a percentage of total investments before short-term investments.
[6]	Sector allocation is presented as a percentage of total investments before short-term investments.
[7]	Sector allocation is presented as a percentage of total investments before short-term investments.
[8]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[9]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[10]	Sector allocation is presented as a percentage of total investments before short-term investments.
[11]	Sector allocation is presented as a percentage of total investments before short-term investments.
[12]	Sector allocation is presented as a percentage of total investments before short-term investments.
[13]	Includes non-equity investments.
[14]	Sector allocation is presented as a percentage of total investments before short-term investments.
[15]	Sector allocation is presented as a percentage of total investments before short-term investments.
[16]	Sector allocation is presented as a percentage of total investments before short-term investments.
[17]	Sector allocation is presented as a percentage of total investments before short-term investments.
[18]	Sector allocation is presented as a percentage of total investments before short-term investments.
[19]	Sector allocation is presented as a percentage of total investments before short-term investments.
[20]	Sector allocation is presented as a percentage of total investments before short-term investments.
[21]	Sector allocation is presented as a percentage of total investments before short-term investments.
[22]	Sector allocation is presented as a percentage of total investments before short-term investments.
[23]	Sector allocation is presented as a percentage of total investments before short-term investments.